INTANGIBLE ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INTANGIBLE ASSETS
Intangible assets net excluding goodwill	$ 1,947,357	$ 0
Total intellectual property	2,181,040	309,968
Impairment of intangible assets excluding goodwill	2,938,247	198,193
Amortization expense related to intangible assets	$ 233,683	$ 58,754